ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS - News and Zen divestment and acquisition of Delivery Club (Details) - Delivery Club LLC ₽ in Millions, $ in Millions	Sep. 12, 2022 USD ($)	Sep. 12, 2022 RUB (₽)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 RUB (₽)	Sep. 08, 2022
ACQUISITIONS, DISPOSALS AND DISCONTINUED OPERATIONS
Ownership interest acquired (as a percent)					100.00%
Fair value of consideration transferred	$ 638.7	₽ 38,620
Gain/(loss) on deconsolidation	$ 629.3	₽ 38,051
ASSETS:
Goodwill			$ 277.8	₽ 24,919